Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Lawsuit provision		$ 810,159	$ 200,818
Non-income-based taxes and funds payable		433,999	292,863
Expense accruals		408,432	300,207
Unused vacation liability		217,692	167,863
Payroll liabilities		201,054	337,704
Customs tax provision	[1]	110,536	78,232
Other current liabilities		113,291	140,282
Total		$ 2,295,163	$ 1,517,969

[1]	The Group management amended its import tax filing for the years 2021 and 2022. The Customs Authority issued a decision as of January 5, 2023 charging a penalty of US$3,342,549 upon voluntary disclosure, however the Tax amnesty law no 7440 gives taxpayers the opportunity to settle their tax disputes pending before the courts at any stage of proceedings. The Group applied to the customs office for the tax amnesty for the aforementioned penalty decisions on March 28, 2023. Pursuant to the Law numbered 7440 and Group’s application dated March 28, 2023, the additional fine of US$3,342,549 was included in the scope of amnesty by the customs authority therefore it will not result in any payment.